Commitments and Contingencies (Narrative) (Details) (USD $)	3 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012 Initial Maximum Maintenance Failure Obligation	Jun. 30, 2013 Initial Maximum Maintenance Failure Obligation	Dec. 31, 2012 Every 30 days until failure is cured	Jun. 30, 2013 Every 30 days until failure is cured	Sep. 30, 2011 PharmAthene [Member]	Sep. 30, 2011 PharmAthene [Member] Maximum
Commitments and Contingencies [Line Items]
SIGA breach of contractual obligation awarded, percentage of net profits						50.00%
SIGA breach of contractual obligation award period following initial commercial sale							10 years
SIGA net profits (as defined in courts final judgement) before distribution for breach of contract						$ 40,000,000
Awarded 1/3 reasonable attorney's fees and expert witness fees, plus interest.						2,400,000
Percentage of aggregate principal amount of convertible Notes		1.00%	1.00%	1.00%	1.00%
Aggregate principal amount of obligation		200,000	200,000	200,000	200,000
Proceeds from Legal Settlements	$ 500,000